Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Document Period End Date	May 31, 2024
C000012164 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VWENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Wellington™ Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-2739.
Additional Information Phone Number	800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.17%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 111,040,000,000
Holdings Count | Holding	1,474
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of May 31, 2024)
Fund Net Assets (in millions)	$111,040
Number of Portfolio Holdings	1,474
Portfolio Turnover Rate	31%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of May 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	1.2%
Common Stocks	64.5%
Corporate Bonds	21.5%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.5%
U.S. Government and Agency Obligations	8.4%
Other Assets and Liabilities—Net	2.3%

C000012163 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VWELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Wellington™ Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-2739.
Additional Information Phone Number	800-662-2739
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[2]
Net Assets	$ 111,040,000,000
Holdings Count | Holding	1,474
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of May 31, 2024)
Fund Net Assets (in millions)	$111,040
Number of Portfolio Holdings	1,474
Portfolio Turnover Rate	31%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of May 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	1.2%
Common Stocks	64.5%
Corporate Bonds	21.5%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.5%
U.S. Government and Agency Obligations	8.4%
Other Assets and Liabilities—Net	2.3%

[1]	Annualized.
[2]	Annualized.